Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,669	$ 240
Accounts receivable	1,170	326
Inventory, less allowances of $218 and $18 at December 31, 2011 and 2010, respectively	247	726
Prepaid expenses and other current assets	113	190
Total current assets	3,199	1,482
Property and equipment, net	17	108
Long-term receivable	778
Total assets	3,994	1,590
LIABILITIES AND STOCKHOLDERS' EQUITY
Short-term borrowings		500
Accounts payable	284	441
Accrued expenses	195	481
Deferred revenue	2,094	33
Total current liabilities	2,573	1,455
Commitments and Contingencies (Note 10)
Stockholders' equity:
Preferred stock, $.001 par value; 5,000,000 shares authorized at December 31, 2011 and 2010; no shares issued and outstanding at December 31, 2011 and 2010
Common stock, $.001 par value; 90,000,000 authorized at December 31, 2011 and 2010; 10,501,477 and 2,090,552 shares issued and outstanding at December 31, 2011 and 2010, respectively	10	2
Additional paid-in capital	95,630	92,019
Accumulated other comprehensive income	49	22
Accumulated deficit	(94,268)	(91,908)
Total stockholders' equity	1,421	135
Total liabilities and stockholders' equity	$ 3,994	$ 1,590